SUBORDINATED DEBENTURES - Narrative (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) trust $ / shares	Sep. 30, 2017 USD ($)	Jul. 31, 2017 USD ($)	May 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jul. 31, 2015 USD ($)
Subordinated debentures
Debt Instrument [Line Items]
Debenture term	30 years
Subordinated debentures | Trust II Debentures
Debt Instrument [Line Items]
Debenture issued	$ 3,093,000
Subordinated debentures | Trust II Debentures | Minimum
Debt Instrument [Line Items]
Notice period required for redemption of debentures	30 days
Subordinated debentures | Trust II Debentures | Maximum
Debt Instrument [Line Items]
Notice period required for redemption of debentures	60 days
Redemption price of debentures as a percentage of principal	100.00%
Subordinated debentures | Trust II Debentures | 3 Month LIBOR
Debt Instrument [Line Items]
Spread on variable rate	3.35%
Subordinated debentures | Trust III Debentures
Debt Instrument [Line Items]
Debenture issued	$ 2,062,000
Subordinated debentures | Trust III Debentures | Minimum
Debt Instrument [Line Items]
Notice period required for redemption of debentures	30 days
Subordinated debentures | Trust III Debentures | Maximum
Debt Instrument [Line Items]
Redemption price of debentures as a percentage of principal	100.00%
Subordinated debentures | Trust III Debentures | 3 Month LIBOR
Debt Instrument [Line Items]
Spread on variable rate	1.67%
Subordinated debentures | DCB Trust I Debentures
Debt Instrument [Line Items]
Debenture issued	$ 5,155,000
Subordinated debentures | DCB Trust I Debentures | Minimum
Debt Instrument [Line Items]
Notice period required for redemption of debentures	30 days
Subordinated debentures | DCB Trust I Debentures | Maximum
Debt Instrument [Line Items]
Notice period required for redemption of debentures	60 days
Redemption price of debentures as a percentage of principal	100.00%
Subordinated debentures | DCB Trust I Debentures | 3 Month LIBOR
Debt Instrument [Line Items]
Spread on variable rate	1.80%
Subordinated debentures | Other Debentures Issued in July 2015
Debt Instrument [Line Items]
Notice period required for redemption of debentures	30 days
Redemption price of debentures as a percentage of principal	100.00%
Debenture issued						$ 4,000
Subordinated debentures | Other Debentures Issued in July 2015 | Directors and Related Parties
Debt Instrument [Line Items]
Debenture issued				$ 2,000,000		$ 3,000,000
Subordinated debentures | Other Subordinated Debentures Issued in July 2015, 2.50%, Maturing July 1, 2017
Debt Instrument [Line Items]
Stated interest rate			2.50%
Debenture issued, par value per instrument issued			$ 500
Subordinated debentures | Other Subordinated Debentures Issued in July 2015, 4.00%, Maturing January 1, 2019
Debt Instrument [Line Items]
Stated interest rate		4.00%
Debenture issued, par value per instrument issued		$ 500
Subordinated debentures | Other Debentures Issued in December 2015
Debt Instrument [Line Items]
Redemption price of debentures as a percentage of principal	100.00%
Debenture issued	$ 3,000				$ 5,000
Debenture issued, par value per instrument issued	$ 500
Subordinated debentures | Other Debentures Issued in December 2015 | Directors and Related Parties
Debt Instrument [Line Items]
Debenture issued					$ 2,500,000
Subordinated debentures | Other Debentures Issued in December 2015 | Minimum
Debt Instrument [Line Items]
Stated interest rate	3.00%
Subordinated debentures | Other Debentures Issued in December 2015 | Maximum
Debt Instrument [Line Items]
Stated interest rate	5.00%
Capital trust pass-through securities
Debt Instrument [Line Items]
Number of trusts | trust	3
Liquidation value per share (in USD per share) | $ / shares	$ 1,000,000